iBio, Inc.

9 Innovation Way, Suite 100

Newark, Delaware 19711

March 7, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       iBio, Inc.
Amendment No. 2 on Form S-3
to Registration Statement on Form S-1
File No. 333-171315

Ladies and Gentlemen:

iBio, Inc. (the “Company”) hereby submits in electronic format for filing with the U.S. Securities and Exchange Commission (the “SEC”) one complete copy of Amendment No. 2 on Form S-3 (the “Amendment”) to the captioned Registration Statement on Form S-1, File No. 333-171315, filed with the SEC on December 21, 2010, as amended by Amendment No. 1 thereto, filed with the SEC on January 27, 2011 (as amended, the “Registration Statement”), for the registration of shares of the Company’s common stock to be offered by holders of common stock and warrants to purchase common stock, including one complete copy of the exhibits listed in the Amendment as filed therewith.

The Amendment responds to the comments received from the staff of the SEC by letter dated February 23, 2011.

To facilitate the staff’s review, we have set forth the text of the single comment from the letter in italics, followed by the Company’s response.

Comment 1: Please expand your disclosure on page 17 under the heading “Plan of Distribution” to specifically identify Messrs. Kay and DeSantis, Kobus Investments, LLC and BioMed Investments, LLC as underwriters. As it currently reads, you have not differentiated the other selling stockholders from Messrs. Kay and DeSantis, Kobus Investments, LLC and BioMed Investments, LLC each of which have been determined to be underwriters. Further, please identify the material relationship between you and each of the underwriters. This disclosure should include the description of the arrangements made by the company to facilitate and encourage the sale of the options from Messrs. Kay and DeSantis to Kobus Investments, LLC and BioMed Investments, LLC as described in your January 27 response letter. Your discussion should also disclose any commissions, fees or proceeds to be earned by or paid to Messrs. Kay or DeSantis pursuant to the sale or exercise of the options.

The Company has revised the Registration Statement in response to the staff’s comment. See page 18 of the Amendment.

Concluding Notes

A request for acceleration of the effectiveness of the Registration Statement will be submitted by the Company as soon as the SEC has reviewed this letter and its enclosures and has advised the Company that no further issues remain outstanding. At the time of the request, the Company will furnish a letter acknowledging the SEC’s position with respect to declaration of effectiveness and staff comments.

Should any member of the SEC’s staff have any questions concerning the enclosed materials or desire any further information or clarification in respect of the Registration Statement, please do not hesitate to contact me at (609) 802-6466, or our counsel, Andrew Abramowitz, at (212) 972-8882.

Very truly yours,

iBio, Inc.

Frederick Larcombe

Chief Financial Officer

Enclosures

cc:       Jeffrey Riedler, Esq.
            Assistant Director, Division of Corporation Finance

Karen Ubell, Esq.
Staff Attorney, Division of Corporation Finance

Mr. Robert B. Kay